Property, plant and equipment	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Property, plant and equipment
13. Property, plant and equipment

	Land and buildings $m	Fixtures, fittings and equipment $m	Total $m
Cost
At 1 January 2021	208	322	530
Additions	–	17	17
Fully depreciated assets written off	–	(7)	(7)
Disposals	(103)	(29)	(132)
Exchange and other adjustments	–	(4)	(4)
At 31 December 2021	105	299	404
Additions	15	42	57
Fully depreciated assets written off	–	(30)	(30)
Disposals	(7)	(5)	(12)
Exchange and other adjustments	(1)	(14)	(15)
At 31 December 2022	112	292	404
Depreciation and impairment
At 1 January 2021	(115)	(214)	(329)
Provided	(4)	(27)	(31)
System Fund expense	–	(4)	(4)
Fully depreciated assets written off	–	7	7
Disposals	66	21	87
Exchange and other adjustments	–	3	3
At 31 December 2021	(53)	(214)	(267)
Provided	(3)	(17)	(20)
System Fund expense	–	(4)	(4)
Impairment charge	–	(10)	(10)
Impairment reversal	–	3	3
Fully depreciated assets written off	–	30	30
Disposals	4	5	9
Exchange and other adjustments	1	11	12
At 31 December 2022	(51)	(196)	(247)

Net book value
At 31 December 2022	61	96	157
At 31 December 2021	52	85	137
At 1 January 2021	93	108	201
The Group’s property, plant and equipment mainly comprises buildings and leasehold improvements on 16 hotels (2021: 19 hotels), but also offices and computer hardware, throughout the world.
Net book value by operating segment

	Americas $m	EMEAA $m	Greater China $m	Central $m	Total $m
Land and buildings	53	1	–	7	61
Fixtures, fittings and equipment	33	5	–	58	96
	86	6	–	65	157
Impairment and impairment reversals
2022 impairment
An impairment charge of $10m was recognised in the year on property, plant and equipment relating to one hotel in the EMEAA region. A further $2m impairment of right-of-use
assets was recognised in relation to the same hotel. The charge arises, and is classed as exceptional, due to recent cost inflation which is impacting operating costs but also the projected variable rent payments. The assets were measured at value in use, using a discounted cash flow approach which is based on the hotel’s five-year plan. Cash flows beyond the five-year period were extrapolated using a long-term growth rate which does not exceed the long-term average growth rate for the relevant country. Estimated future cash flows were discounted at a pre-tax
rate of 9.6%. The recoverable amount was $nil and the impairment charge is not sensitive to changes in assumptions.
2022 impairment reversal
Impairment reversals of $3m were recognised in relation to the UK portfolio (EMEAA region) and arose as a result of the renegotiation of contractual agreements, as described on page
1
90
, enhancing the cash-generating potential of those hotels. The recoverable amount was measured at value in use, using a discounted cash flow forecast used to assess the new deal with rentals based on the agreed contractual terms. A pre-tax
discount rate of 14.2% was applied (rate used for 2020 impairment: 10.1%).
In both impairment tests, hotel specific plans were used which use the RevPAR forecasts described on page 157 adjusted for factors specific to the individual property (such as revenue from food and beverage facilities and the impact of renovations on occupancy and rate).
2020 impairment
Impairment of $90m was recognised and a further $5m was recognised in the System Fund, comprising:

•
$50m related to the UK portfolio. The recoverable amount was measured at value in use, using a discounted cash flow approach. The key assumptions were 2021 revenues and profits, and that the landlord would exercise a termination right such that the current leases would end in 2022.

•	$35m related to three premium-branded hotels in North America which were sold in 2021 (see note 11).

•
$3m related to three land sites held by the Group in the US which were measured at fair value. The sites were appraised by a professional external valuer using comparable sales data. Within the fair value hierarchy, this was categorised as a Level 3 measurement.

•	$7m related to the US corporate headquarters. $5m of this impairment charge was borne by the System Fund.